Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 7,029,604	$ 5,345,394
Interest-bearing deposits at other financial institutions	635,511	454,968
Federal funds sold	595,000	730,000
Securities available for sale	42,566,577	37,012,468
Restricted equity securities, at cost	792,900	1,025,300
Loans, net of unearned income	220,172,602	235,545,772
Less allowance for loan losses	5,154,505	5,223,764
Loans, net	215,018,097	230,322,008
Premises and equipment, net	9,137,049	9,501,807
Foreclosed real estate	18,151,601	8,917,239
Other assets	1,953,767	1,999,543
Total assets	295,880,106	295,308,727
Liabilities and Stockholders' Equity
Noninterest-bearing	28,433,587	24,624,361
Interest-bearing	248,465,195	250,657,934
Total deposits	276,898,782	275,282,295
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000
Company guaranteed trust preferred securities	3,403,000	3,403,000
Other liabilities	1,601,390	1,606,277
Total liabilities	287,678,422	286,066,822
Stockholders' equity
Common stock, par value $1.00; 80,000,000 shares authorized; 9,833,430 and 9,777,656 shares issued and outstanding, respectively	9,833,430	9,777,656
Surplus	130,036	75,330
Retained deficit	(3,442,584)	(1,785,317)
Accumulated other comprehensive income (loss)	73,002	(433,564)
Total stockholders' equity	8,201,684	9,241,905
Total liabilities and stockholders' equity	295,880,106	295,308,727
Series A [Member]
Stockholders' equity
Preferred stock cumulative, non voting	1,000,000	1,000,000
Series B [Member]
Stockholders' equity
Preferred stock cumulative, non voting	$ 607,800	$ 607,800